Matthews Japan Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 93.9%
	Shares	Value
Industrials: 20.7%
Industrial Conglomerates: 6.8%
Hitachi, Ltd.	8,700	$201,181
Hikari Tsushin, Inc.	500	128,895
		330,076
Trading Companies & Distributors: 5.2%
ITOCHU Corp.	3,100	143,059
Marubeni Corp.	6,900	109,794
		252,853
Machinery: 3.1%
Mitsubishi Heavy Industries, Ltd.	4,600	77,702
Miura Co., Ltd.	3,800	75,129
		152,831
Professional Services: 2.3%
Recruit Holdings Co., Ltd.	2,200	112,648
Construction & Engineering: 1.7%
Kajima Corp.	4,100	83,568
Commercial Services & Supplies: 1.6%
TOPPAN Holdings, Inc.	2,900	78,619
Total Industrials		1,010,595

Consumer Discretionary: 18.5%
Household Durables: 6.5%
Sony Group Corp.	12,500	314,715
Automobiles: 3.0%
Toyota Motor Corp.	8,300	145,197
Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	5,800	121,981
Automobile Components: 2.4%
Yokohama Rubber Co., Ltd.	2,800	64,448
Sumitomo Electric Industries, Ltd.	3,300	54,419
		118,867
Broadline Retail: 2.3%
Isetan Mitsukoshi Holdings, Ltd.	4,400	62,952
Ryohin Keikaku Co., Ltd.	1,800	48,882
		111,834
Specialty Retail: 1.8%
Fast Retailing Co., Ltd.	300	88,391
Total Consumer Discretionary		900,985

Financials: 16.7%
Banks: 10.1%
Mitsubishi UFJ Financial Group, Inc.	16,400	220,546
Sumitomo Mitsui Financial Group, Inc.	8,200	208,098
Rakuten Bank, Ltd.[a]	1,500	64,538
		493,182
Insurance: 3.5%
Tokio Marine Holdings, Inc.	4,400	168,773

	Shares	Value
Financial Services: 2.7%
ORIX Corp.	6,500	$134,051
Consumer Finance: 0.4%
Credit Saison Co., Ltd.	900	21,221
Total Financials		817,227

Information Technology: 13.2%
IT Services: 6.0%
NEC Corp.	8,000	168,249
NTT Data Group Corp.	3,800	68,140
SCSK Corp.	1,700	41,949
Digital Garage, Inc.	400	12,331
		290,669
Semiconductors & Semiconductor Equipment: 3.8%
Tokyo Electron, Ltd.	900	121,031
Renesas Electronics Corp.	4,900	65,125
		186,156
Electronic Equipment, Instruments & Components: 3.0%
Japan Aviation Electronics Industry, Ltd.	3,700	64,553
Maruwa Co., Ltd.	200	40,551
Keyence Corp.	100	39,107
		144,211
Software: 0.4%
Digital Arts, Inc.	500	22,335
Total Information Technology		643,371

Health Care: 7.3%
Pharmaceuticals: 3.8%
Daiichi Sankyo Co., Ltd.	3,700	86,871
Sawai Group Holdings Co., Ltd.	4,900	64,928
Chugai Pharmaceutical Co., Ltd.	700	31,826
		183,625
Health Care Equipment & Supplies: 3.5%
Terumo Corp.	5,500	102,872
Sysmex Corp.	3,600	68,298
		171,170
Total Health Care		354,795

Consumer Staples: 6.6%
Food Products: 4.6%
Ajinomoto Co., Inc.	7,800	154,315
Fuji Oil Co., Ltd.	3,400	69,619
		223,934
Beverages: 1.3%
Asahi Group Holdings, Ltd.	4,800	61,372
Consumer Staples Distribution & Retail: 0.7%
Seven & i Holdings Co., Ltd.	2,500	36,161
Total Consumer Staples		321,467

Materials: 4.9%
Chemicals: 4.9%
Shin-Etsu Chemical Co., Ltd.	4,900	138,802

Matthews Japan Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Nippon Paint Holdings Co., Ltd.	13,300	$99,701
Total Materials		238,503

Communication Services: 3.1%
Entertainment: 3.1%
Capcom Co., Ltd.	3,100	75,956
Nintendo Co., Ltd.	1,100	74,368
Total Communication Services		150,324

Real Estate: 2.9%
Real Estate Management & Development: 2.9%
Mitsui Fudosan Co., Ltd.	15,800	140,577
Total Real Estate		140,577

TOTAL COMMON EQUITIES		4,577,844
(Cost $4,471,155)
SHORT-TERM INVESTMENTS: 4.1%
Money Market Funds: 4.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[b]	196,536	196,536
(Cost $196,536)

Total Investments: 98.0%		4,774,380
(Cost $4,667,691)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		99,276
Net Assets: 100.0%		$4,873,656

a	Non-income producing security.
b	Rate shown is the current yield as of March 31, 2025.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).